Taxes on Income (Items Recorded in Equity) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Actuarial gains from defined benefit plan	$ (3)	$ 3	$ 8
Change in investments at fair value through other comprehensive income	0	5	(5)
Taxes in respect of exchange rate differences on equity loan to a subsidiary included in translation adjustment	2	(5)	(1)
Tax recorded in other comprehensive income	$ (1)	$ 3	$ 2